SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Schedule of share options activities

			Weighted	Weighted
		Weighted	average	remaining	Aggregate
	Number of	average	grant-date	contractual	intrinsic
	shares	exercise price	fair value	years	value
		US$	US$		US$
Outstanding at December 31, 2024	13,570,227	2.89	2.31	8.39	27,354
Granted	2,669,523	2.89	0.82	—	—
Forfeited	(1,678,329)	2.89	2.42	—	—
Outstanding at June 30, 2025	14,561,421	2.89	2.03	8.28	—
Vested and expected to vest as of June 30, 2025	14,561,421	2.89	2.03	8.28	—
Exercisable as of June 30, 2025	14,489,440	2.89	2.02	8.28	—

Schedule of compensation expenses recognized for options

	Six Months Ended June 30,
	2025	2024
	US$	US$

Research and development expenses	950	19,968
Selling and marketing expenses	176	3,252
General and administrative expenses	1,089	12,674
	2,215	35,894

Schedule of assumptions of share options granted

Six Months Ended June 30,
Grant dates:	2025	2024
Risk-free interest rate(i)	4.20%-4.53%	4.46%-4.58%
Expected volatility(ii)	55.58%-56.22%	54.06%-54.57%
Expected dividend yield(iii)	0.00%	0.00%
Exercise multiple(iv)	2.20-2.80	2.20-2.80
Expected terms(v)	10.00 years	10.00 years
Fair value of underlying ordinary share(vi)	US$1.87-US$3.61	US$5.78-US$9.81
(i)The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(ii)The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(iii)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(iv)The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees or nonemployees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employees or nonemployees exercise history, it was estimated by referencing to a widely-accepted academic research publication.
(v)Expected term is the contract life of the share options.
(vi)The estimated fair value was determined using the discounted cash flow method based on the equity allocation model before the consummation of the Merger Transaction, and open market price after the consummation of the Merger Transaction, respectively.